Average Annual Total Returns - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIPTotalMarketIndexPortfolio-InitialServiceService2PRO - VIP Total Market Index Portfolio	Apr. 30, 2025
VIP Total Market Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	23.69%
Past 5 years	13.75%
Since Inception	13.37%	[1]
VIP Total Market Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	23.38%
Past 5 years	13.46%
Since Inception	13.08%	[2]
VIP Total Market Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	23.58%
Past 5 years	13.64%
Since Inception	14.10%	[3]
IXYSR
Average Annual Return:
Past 1 year	23.88%
Past 5 years	13.91%
Since Inception	13.49%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	14.17%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .